Retirement Benefit Obligations - Sensitivity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial Rate Of Expected Increase To Cost Of Covered Health Care Benefits
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Effect on the aggregate current service cost and interest cost, increase	$ 3	$ 3	$ 2
Effect on the aggregate current service cost and interest cost, decrease	(3)	(3)	(2)
Effect on pension and other post-retirement benefit obligations, increase	73	72	70
Effect on pension and other post-retirement benefit obligations, decrease	$ (65)	(64)	(62)
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Effect on the aggregate current service cost and interest cost, increase	$ 6	6	9
Effect on the aggregate current service cost and interest cost, decrease	(7)	(7)	(11)
Effect on pension and other post-retirement benefit obligations, increase	(686)	(782)	(809)
Effect on pension and other post-retirement benefit obligations, decrease	$ 786	$ 902	$ 934